Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses
Exploration and evaluation costs	$ 1,897,748	$ 354,992	$ 1,793,147	$ 431,615
General and administrative expenses	404,253	379,523	715,288	681,502
Loss from operating expenses	(2,302,001)	(734,515)	(2,508,435)	(1,113,117)
Interest expense	0	(2,069)	0	(4,194)
Other income	15,304	30,033	15,744	30,033
Realized gain (loss) on investments	34,251	(9,776)	35,051	(9,776)
Revaluation of warrant liability	0	41,866	0	465,145
Unrealized gain (loss) on investments	(681,427)	482,882	(2,521,149)	587,982
Loss and comprehensive loss for the period	$ (2,933,873)	$ (191,579)	$ (4,978,789)	$ (43,927)
Weighted average number of common shares outstanding
- Basic #	35,826,732	21,203,818	34,061,988	20,444,694
- Diluted #	35,826,732	21,203,818	34,061,988	20,444,694
Basic loss per share $	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.00)
Diluted loss per share $	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.00)